PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Summary of Property, Plant and Equipment

As at December 31, 2024 (millions of dollars)	Property, Plant and Equipment	Accumulated Depreciation	Construction in Progress	Total
Transmission	22,359	7,100	1,616	16,875
Distribution	14,335	4,813	318	9,840
Communication	1,341	1,183	32	190
Administration and service	2,382	1,063	134	1,453
Easements	733	122	—	611
	41,150	14,281	2,100	28,969

As at December 31, 2023 (millions of dollars)	Property, Plant and Equipment	Accumulated Depreciation	Construction in Progress	Total
Transmission	21,224	6,885	1,160	15,499
Distribution	13,511	4,598	206	9,119
Communication	1,321	1,114	49	256
Administration and service	2,334	1,130	80	1,284
Easements	718	119	—	599
	39,108	13,846	1,495	26,757